Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40451
Entity Registrant Name	DLocal Limited
Entity Address Address Line1	PO Box 1093, Boundary Hall, Cricket Square
Entity Address City Or Town	Grand Cayman
Entity Address Country	KY
Entity Address Postal Zip Code	KY1-1102
Amendment Flag	false
Entity Central Index Key	0001846832
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3